Note 8 - Real Estate (Details) - Real Estate Owned (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Real Estate Properties [Line Items]
Real estate in judgment subject to redemption	$ 0	$ 1,556
Real estate acquired through foreclosure	7,520	7,961
Real estate acquired through deed in lieu of foreclosure	1,759	5,156
Real estate acquired in satisfaction of debt	63	79
	9,342	14,752
Allowance for losses	(2,444)	(4,157)
	6,898	10,595
Residential [Member]
Real Estate Properties [Line Items]
Real estate in judgment subject to redemption	0	501
Real estate acquired through foreclosure	0	1,421
Real estate acquired through deed in lieu of foreclosure	0	47
Real estate acquired in satisfaction of debt	0	0
	0	1,969
Allowance for losses	0	(374)
	0	1,595
Commercial and Other [Member]
Real Estate Properties [Line Items]
Real estate in judgment subject to redemption	0	1,055
Real estate acquired through foreclosure	7,520	6,540
Real estate acquired through deed in lieu of foreclosure	1,759	5,109
Real estate acquired in satisfaction of debt	63	79
	9,342	12,783
Allowance for losses	(2,444)	(3,783)
	$ 6,898	$ 9,000